Guarantees, Engagements and Charges (Narrative) (Details 1) ₪ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 02, 2022	Aug. 30, 2023	Sep. 22, 2021	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
Guarantees contingent liabilities engagements and charges [Line Items]
Capacity Of Battery Based Electricity Storage Systems	23MW
Co Bar Solar Pv Project In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Agreement Period			20 years
Capacity Of Battery Based Electricity Storage Systems		824 MWh	1 gigawatt (GW)
Solar Project Capacity Under Evaluation		258 MW
Cumulative Capacity In Ac Terms			800 MW
Cumulative Capacity In Dc Terms			1,000 MW
Photovoltaic Projects Sold [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Proceeds From Disposal Of Photovoltaic Projects					$ 17.9
Number Of Photovoltaic Projects Sold				three	three
Two Photovoltaic Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Proceeds From Disposal Of Photovoltaic Projects				₪ 20.9	$ 5.6
Photovoltaic Projects In Dorot Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Expected Production Of Electricity Using Photovoltaic Technology				14MW	14MW
Photovoltaic Projects In Talmei Yafe Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Expected Production Of Electricity Using Photovoltaic Technology				11MW	11MW
Photovoltaic Projects In United Stated [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Proceeds From Disposal Of Photovoltaic Projects					$ 12.3
Expected Production Of Electricity Using Photovoltaic Technology				60MW	60MW
Roadrunner Project In USA [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Bank Guarantee					$ 17.6
Quail Ranch Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Bank Guarantee					$ 8.0